Exploration in operating units (Tables)	12 Months Ended
Dec. 31, 2020
Exploration in operating units
Schedule of detailed information about exploration and evaluation assets

This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	444	2,837	5,157

Services provided by third parties	20,406	33,591	71,513
Direct labor	3,361	1,747	2,349
Purchase of land	2,162	—	—
Consumption of materials and supplies	1,426	3,712	8,594
Short-term and low-value lease	766	1,186	2,065
Electricity and water	471	905	1,337
Transport	12	71	192
Maintenance and repair	9	10	450
Other minor	283	548	910
Total exploration in operating units	28,896	41,770	87,410
Final balance of products in process and finished goods, net of depreciation and amortization	(1,296)	(444)	(2,837)

	28,044	44,163	89,730